ASSETS HELD FOR SALE - Discontinued Operations and Disposal Groups (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Total assets held for sale	$ 23,477	$ 110	$ 604
Current liabilities:
Total current liabilities held for sale	52,437	20,668
Assets Held for Sale
Current assets:
Accounts receivable, net of allowance	1,576	580
Prepaid expenses	0	34
Other current assets	163	35
Total current assets held for sale	1,739	649
Long-term accounts receivable, net of allowance	5,102	3,194
Cemetery property	15,789	6,161
Property and equipment, net of accumulated depreciation	8,888	2,912
Merchandise trusts, restricted, at fair value	20,127	6,673
Perpetual care trusts, restricted, at fair value	21,917	2,470
Deferred selling and obtaining costs	2,361	1,388
Other assets	1,927	411
Total assets held for sale	77,850	23,858
Current liabilities:
Accounts payable and accrued liabilities	234	102
Current portion, long-term debt	0	36
Other current liabilities	0	5,000
Total current liabilities held for sale	234	5,138
Deferred revenues	28,841	12,856
Perpetual care trust corpus	21,917	2,470
Other long-term liabilities	1,445	204
Total liabilities held for sale	52,437	20,668
Net assets held for sale	25,413	3,190
Assets Held for Sale | Oakmont Sale
Current assets:
Accounts receivable, net of allowance		580
Prepaid expenses		34
Other current assets		35
Total current assets held for sale		649
Long-term accounts receivable, net of allowance		3,194
Cemetery property		5,811
Property and equipment, net of accumulated depreciation		2,762
Merchandise trusts, restricted, at fair value		6,673
Perpetual care trusts, restricted, at fair value		2,470
Deferred selling and obtaining costs		1,388
Other assets		411
Total assets held for sale		23,358
Current liabilities:
Accounts payable and accrued liabilities		102
Current portion, long-term debt		36
Other current liabilities		5,000
Total current liabilities held for sale		5,138
Deferred revenues		12,856
Perpetual care trust corpus		2,470
Other long-term liabilities		204
Total liabilities held for sale		20,668
Net assets held for sale		2,690
Assets Held for Sale | Other
Current assets:
Accounts receivable, net of allowance	0	0	0
Prepaid expenses	0	0	0
Other current assets	0	0	0
Total current assets held for sale	0	0	0
Long-term accounts receivable, net of allowance	0	0	0
Cemetery property	350	350	350
Property and equipment, net of accumulated depreciation	0	150	407
Merchandise trusts, restricted, at fair value	0	0	0
Perpetual care trusts, restricted, at fair value	0	0	0
Deferred selling and obtaining costs	0	0	0
Other assets	0	0	0
Total assets held for sale	350	500	757
Current liabilities:
Accounts payable and accrued liabilities	0	0	0
Current portion, long-term debt	0	0	0
Other current liabilities	0	0	0
Total current liabilities held for sale	0	0	0
Deferred revenues	0	0	0
Perpetual care trust corpus	0	0	0
Other long-term liabilities	0	0	0
Total liabilities held for sale	0	0	0
Net assets held for sale	$ 350	$ 500	$ 757